Shareholder Report, Holdings (Details) - C000255262 [Member]	May 31, 2025
Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.90%
Cash and Cash Equivalent [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)